Computer Equipment (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		46 Months Ended	49 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Notes to Financial Statements
Depreciation expense	$ 538	$ 538	$ 2,152	$ 2,152	$ 9,396	$ 9,934